Segment information - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	R 1,975,863	R 1,712,482	R 1,540,058
Country of domicile
Disclosure of operating segments [line items]
Revenue	1,025,700	931,700	836,200
Non-current assets other than financial instruments and deferred tax assets	685,800	615,900	621,000
Foreign countries
Disclosure of operating segments [line items]
Revenue	950,200	780,800	703,900
Non-current assets other than financial instruments and deferred tax assets	325,700	260,800	174,600
Foreign countries | Americas segment
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	257,800	208,500	119,700
In-vehicle devices installed | Brazil segment
Disclosure of operating segments [line items]
Reversal of impairment			800
Product development costs | Central Services Organization
Disclosure of operating segments [line items]
Impairments to intangible assets	R 900	400	500
Product development costs | Africa
Disclosure of operating segments [line items]
Impairments to intangible assets		R 2,300	R 2,600